Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets [Line Items]
Other Assets Customer deferred acquisition costs	R$ 227,799	R$ 190,239
Other Assets Prepaid expenses	134,210	189,371
Other Assets Receivables from the sale of associates and subsidiaries	55,469	18,676
Other Assets Suppliers advances	27,167	35,835
Other Assets Security deposits	14,032	14,230
Other Assets Judicial deposits	13,317	22,507
Other Assets Salary advances	12,073	10,837
Other Assets Convertible loans	12,048	11,267
Other Assets Other	33,299	25,400
Other assets	529,414	518,362
Other current receivables	370,255	380,854
Other non-current receivables	159,159	137,508
Other Assets - Prepaid Expenses for subscriptions and software licenses	110,116	32,639
Other assets - Prepaid media expenses	R$ 1,524	R$ 114,260